Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Series A Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2015		$ 11,204	$ 2,233,663	$ (1,921,772)	$ 323,095
Beginning balance, shares at Dec. 31, 2015		11,204,571
Common shares issued for cash		$ 100	49,900		50,000
Common shares issued for cash, shares		100,000
Common shares issued for services		$ 1,327	464,097		465,424
Common shares issued for services, shares		1,327,380
Convertible debt converted into common stock		$ 2,582	200,737		203,319
Convertible debt converted into common stock, shares		2,581,561
Beneficial conversion feature			316,269		316,269
Debt discount on warrants			30,243		30,243
Derivative liability			412,119		412,119
Issuance of preferred stock for cash	$ 2,500		122,500		125,000
Issuance of preferred stock for cash, shares	250,000
Net loss				(2,075,000)	(2,075,000)
Ending balance at Dec. 31, 2016	$ 2,500	$ 15,213	3,829,528	(3,996,772)	(149,531)
Ending balance, shares at Dec. 31, 2016	250,000	15,213,512
Common shares issued for cash		$ 2,060	821,940		824,000
Common shares issued for cash, shares		2,060,000
Common shares issued for services		$ 1,550	565,380		566,930
Common shares issued for services, shares		1,549,840
Convertible debt converted into common stock		$ 1,178	173,823		175,001
Convertible debt converted into common stock, shares		1,179,651
Beneficial conversion feature			120,333		120,333
Debt discount on warrants
Derivative liability			101,493		101,493
Issuance of preferred stock for cash	$ 7,500		292,501		300,001
Issuance of preferred stock for cash, shares	750,000
Conversion of preferred stock into common shares	$ (2,500)	$ 417	35,321		33,238
Conversion of preferred stock into common shares, shares	(250,000)	416,667
For Alamo CBD acquisition		$ 7,584	1,433,377		1,440,961
For Alamo CBD acquisition, shares		7,584,008
Voluntary return of stock by related party		$ (2,500)	2,500
Voluntary return of stock by related party, shares		(2,500,000)
Net loss				(4,412,050)	(4,412,050)
Ending balance at Dec. 31, 2017	$ 7,500	$ 25,502	7,376,196	(8,408,822)	(999,624)
Ending balance, shares at Dec. 31, 2017	750,000	25,503,678
Common shares issued for services		$ 285	79,788		80,073
Common shares issued for services, shares		285,522
Convertible debt converted into common stock		$ 1,464	148,535		149,999
Convertible debt converted into common stock, shares		1,465,032
Beneficial conversion feature			15,750		15,750
Derivative liability			286,296		286,296
Voluntary return of stock by related party		$ (3,280)	3,280
Voluntary return of stock by related party, shares		(3,280,470)
Net loss				(127,216)	(127,216)
Ending balance at Mar. 31, 2018	$ 7,500	$ 23,971	$ 7,909,845	$ (8,536,038)	$ (594,722)
Ending balance, shares at Mar. 31, 2018	750,000	23,973,762